Investments in Equity Securities	12 Months Ended
Jun. 30, 2025
Investments in Equity Securities [Abstract]
Investments in Equity Securities

9. Investments in Equity Securities

Components of investments in equity securities are as follows as of June 30,:

	2025	2024
Equity investments with readily determinable fair value	$486,696	$—
Equity investments without readily determinable fair value	480,133	—
Total	$966,829	$—

(a)	Equity investments with readily determinable fair value

As of June 30, 2025, equity investments with readily determinable fair value mainly included $114,745 invested in shares of First Service Holding Limited (HKEx: 2107) listed in Stock Exchange of Hong Kong Limited, $225,283 invested in shares of Roiserv Lifestyle Services Co., Ltd. (HKEx: 2146) listed in Stock Exchange of Hong Kong Limited and $146,668 invested in shares of Tian Yuan Group Holdings Limited (HKEx: 6119) listed in Stock Exchange of Hong Kong Limited. The Company recorded fair value losses of $45,966, nil and nil related to the equity investments with readily determinable fair value for the years ended June 30, 2025, 2024 and 2023, respectively.

The Company also recorded cash dividend income of $25,370, nil and nil from these investments for the years ended June 30, 2025, 2024 and 2023, respectively, included in other income in the consolidated statements of operations and comprehensive (loss) income.

(b)	Equity investments without readily determinable fair value

Equity investments without readily determinable fair value represent investments in privately held companies with no readily determinable fair value. The Company does not have significant influence on these investees. These investments are classified as equity investments without readily determinable fair value, and are carried at cost less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. For the years ended June 30, 2025, 2024 and 2023, there were no upward adjustments or impairment to the carrying value of equity securities without readily determinable fair value.